Organization and Business Overview - Schedule of Company has Direct Interests Subsidiaries (Details)	12 Months Ended
Nov. 30, 2025
Intelligent Joy Limited (“IJL”) [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	Hong Kong, October 24, 2016
Issued ordinary share capital	HK$2,010,003
Ownership	100% owned by IGL
Principal activity	Financial PR services
Intelligent Tech Limited (“ITL”) [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	Hong Kong, June 16, 2018
Issued ordinary share capital	HK$100
Ownership	100% owned by IGL
Principal activity	Financial PR services
ShenZhen HuiYue Technology Limited (“SZIJ”) [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	PRC, June 3, 2025
Issued ordinary share capital	RMB1,000,000
Ownership	100% owned by IGL
Principal activity	Financial PR services
LQ Capital Limited (“LQ”) [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation and acquisition	Hong Kong, August 16, 2025
Issued ordinary share capital	HK$100
Ownership	100% owned by IGL
Principal activity	Money lender